Subsequent events (Details Narrative) - USD ($)	1 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Sep. 30, 2018	Jul. 19, 2018	Jun. 30, 2018	Jun. 30, 2017
Business acquisition ownership percentage				100.00%
Advanced to related party			$ 2,544,991		$ 1,996,164	$ 1,743,719
Authorized shares			5,000,000,000		5,000,000,000	600,000
Common stock, par value			$ 0.001		$ 0.001	$ 0.31
Malaysia, Ringgits
Common stock, par value			$ 1		$ 1
Subsequent Event [Member]
Redeemable cumulative preference shares, percentages	12.00%
Amount received from second subscription	$ 10,000
Advanced to related party	$ 128,000
Common stock, par value	$ 1.50
Preferred shares voting rights	1for 1
Subsequent Event [Member] | Malaysia, Ringgits
Authorized shares	50,000,000
Price per share	$ 1.0
Subsequent Event [Member] | GMCI [Member]
Business acquisition ownership percentage				100.00%
Subsequent Event [Member] | Securities Exchange Agreement [Member] | GMCI [Member]
Business acquisition issuable number of shares		720,802,346
Common shares issued		600,000
Stock issued and outstanding share percentage		$ 0.501